14008560

NYSE

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

November 19, 2014

Received SEC

NOV 19 2014

Washington, DC 20549

CERT NYS
File No. 001-36752

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A common stock, par value $0.01 per share of Neff Corporation, Inc. under the Exchange Act of 1934.

Sincerely,